Document and Entity Information	6 Months Ended
Jun. 30, 2018 shares
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Entity Registrant Name	TSAKOS ENERGY NAVIGATION LTD
Entity Central Index Key	0001166663
Trading Symbol	TNP
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Common Stock Shares Outstanding	87,336,453